Commitments And Contingencies (Change In Accruals Related To Third-Party Claims) (Details) (Pacific Gas And Electric Company [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pacific Gas And Electric Company [Member]
Beginning Balance	$ 45	$ 146
Ending Balance	$ 45	$ 146